Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Bitcoin Depot Inc.
Entity Central Index Key	0001901799
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3219029
Entity Address, Address Line One	8601 Dunwoody Place
Entity Address, City or Town	Sandy Springs
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30350
City Area Code	678
Local Phone Number	435-9604
Entity Primary SIC Number	6199
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	8601 Dunwoody Place
Entity Address, City or Town	Sandy Springs
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30350
City Area Code	678
Local Phone Number	435-9604
Contact Personnel Name	W. Alexander Holmes